Loans	12 Months Ended
Aug. 31, 2022
Loans [Abstract]
Loans
11.	Loans

The following table presents the Company’s outstanding loans as of August 31, 2021 and 2022:

		As of August 31,
		2021	2022	2022
		RMB	RMB	US$

Short-term loans	(a)	-	1,516	220
Long-term loans, current portion	(b)	400,932	421,880	61,240
Long-term loans	(b)	-	-	-

(a)	Short-term loans

In July 2022, Meta Data entered into one loan agreement with One Capital Fund I.L.P., pursuant to which Meta Data is entitled to borrow HK17,995 and US$217,790 in aggregate with zero interest rate for one year period.

(b)	Long-term loans

In November 2017, Shanghai OneSmart entered into a banking facility agreement with Shanghai Pudong Development Bank, pursuant to which Shanghai OneSmart is entitled to borrow a RMB denominated loan of RMB450,000 (US$69,655) for five years with a floating interest rate benchmarked to the five-year lending rate of PBOC and adjusted every January during the five-year period. Under the terms of the agreement, the Company shall repay in fixed installments every December over 5 years. Shanghai OneSmart drew down the RMB450,000 (US$69,655) facility in full in December 2017, repaid RMB45,000 (US$6,966) in December 2018, and repaid RMB67,500 (US$10,448) in December 2019. The loan was intended for general working capital purposes; and is guaranteed by the Company, Shanghai Jing Xue Rui, and the Founder, Xi Zhang.

In March 2019, The Company entered into a banking facility agreement with UBS AG Singapore Branch, pursuant to which Shanghai OneSmart is entitled to borrow a USD denominated loan of US$139,000 term facility and US$61,000 greenshoe facility with a floating interest rate of LIBOR+2.7%. The term facility has a three-year term from the initial drawdown date and should be repaid in installments. The Company drew down the US$139,000 term facility in full in March 2019. The proceeds from this term facility were used for the Group’s share repurchase program, working capital, capital expenditure, and other general corporate purposes; and is guaranteed by OneSmart HK and subject to certain financial covenants as defined in the facility agreement. As of August 31, 2020, the Company breached financial covenants due to the results of operations have been materially and adversely affected by the outbreak of COVID-19. The Company signed a waiver request letter and an amendment agreement with UBS AG Singapore Branch in June, 2020.

In April 2019, Shanghai OneSmart Education Investment entered into a banking facility agreement with Shanghai Pudong Development Bank, pursuant to which Shanghai OneSmart is entitled to borrow a RMB denominated loan of RMB43,200(US$6,687) for five years with a floating interest rate benchmarked to the five-year lending rate of PBOC. Under the terms of the agreement, the Group will repay in fixed installments every April over 5 years. Shanghai OneSmart Education Investment drew down the RMB43,200 (US$6,687) facility in full in April 2019 and repaid RMB4,320 (US$669) in April 2020. The loan was intended for acquisition of Tianjin Huaying, and is guaranteed by Shanghai OneSmart and the Founder, Xi Zhang. The loan was repaid fully in September 2020.

In January 2020, OneSmart Education Investment entered into a bank loan agreement with Shanghai Pudong Development Bank, pursuant to which Shanghai OneSmart is entitled to borrow a RMB denominated loan of RMB14,400 (US$2,229) for four years with a floating interest rate benchmarked to the one-year lending rate of PBOC. The loan was intended for acquisition of Tianjin Huaying, and is guaranteed by Shanghai OneSmart and the Founder, Xi Zhang. The loan was pledge by 100% equity of Tianjin Huaying. The loan was repaid fully in September 2020.

As of August 31, 2022, the maturities of the loan principals will be due according to the following schedule:

	RMB	US$
2023	423,396	61,460
2024
2025	-	-
2026	-	-
2027	-	-
	423,396	61,460